American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
May 31, 2025

Avantis Real Estate ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Data Center REITs — 8.5%
Digital Core REIT Management Pte. Ltd.	468,300	233,739
Digital Realty Trust, Inc.	106,105	18,199,130
Equinix, Inc.	34,370	30,548,743
Keppel DC REIT	651,906	1,105,859
		50,087,471
Diversified REITs — 8.0%
Abrdn Property Income Trust Ltd.	987	72
AEW U.K. REIT PLC	53,055	72,188
AKIS Gayrimenkul Yatirimi AS	450,367	69,369
Alarko Gayrimenkul Yatirim Ortakligi AS	113,036	50,834
Alexander & Baldwin, Inc.	25,023	448,162
Argosy Property Ltd.	145,050	90,225
Artis Real Estate Investment Trust	18,896	99,000
Asce Gayrimenkul Yatirim Ortakligi AS	57,498	15,244
British Land Co. PLC	392,102	2,065,743
Broadstone Net Lease, Inc.	72,809	1,158,391
Centuria Capital Group	299,884	322,780
Charter Hall Group	213,577	2,504,064
Charter Hall Long Wale REIT	257,586	686,095
Custodian Property Income REIT PLC	179,674	200,953
D&D Platform REIT Co. Ltd.	117	277
Daiwa House REIT Investment Corp.	934	1,554,704
ESCON Japan REIT Investment Corp.	63	50,717
Essential Properties Realty Trust, Inc.	68,545	2,227,712
Fairvest Ltd., Class B	153,043	44,283
Fibra Uno Administracion SA de CV	1,188,773	1,662,174
Fuzul Gayrimenkul Yatirim Ortakligi AS(1)	41,249	37,063
GPT Group	865,013	2,678,367
Growthpoint Properties Ltd.	1,396,080	1,048,153
H&R Real Estate Investment Trust	65,563	498,285
Hankyu Hanshin REIT, Inc.(2)	209	214,823
Heiwa Real Estate REIT, Inc.	427	378,447
Hulic Reit, Inc.	140	147,075
Is Gayrimenkul Yatirim Ortakligi AS(1)	364,398	134,417
KDX Realty Investment Corp.	1,679	1,768,874
Kiler Gayrimenkul Yatirim Ortakligi AS(1)	286,553	32,450
Land Securities Group PLC	276,284	2,359,226
LondonMetric Property PLC(2)	921,970	2,503,224
Mapletree Pan Asia Commercial Trust(2)	848,500	776,880
Menivim- The New REIT Ltd.	220,064	120,624
Merlin Properties Socimi SA	130,522	1,617,060
Mirvac Group	1,759,335	2,621,221
Mori Trust Reit, Inc.	956	440,151
NIPPON REIT Investment Corp.	378	227,376
Nomura Real Estate Master Fund, Inc.	1,602	1,608,628
NTT UD REIT Investment Corp.	561	511,433
Nurol Gayrimenkul Yatirim Ortakligi AS(1)	31,926	5,896
Ozak Gayrimenkul Yatirim Ortakligi(1)	284,534	72,263
Peker Gayrimenkul Yatirim Ortakligi AS(1)	137,400	4,487

Pera Yatirim Holding AS(1)	527,272	208,774
PowerGrid Infrastructure Investment Trust	317,630	304,398
PRO Real Estate Investment Trust	16	64
Redefine Properties Ltd.(2)	2,101,102	547,169
Reit 1 Ltd.	131,599	756,566
SA Corporate Real Estate Ltd.	1,001,762	172,204
Schroder Real Estate Investment Trust Ltd.	227,568	160,150
Sekisui House Reit, Inc.	1,998	1,070,143
Servet Gayrimenkul Yatirim Ortakligi AS(1)	694,199	43,404
Shinhan Seobu T&D REIT Co. Ltd.	5,616	14,648
SK REITs Co. Ltd.	70,434	246,003
Star Asia Investment Corp.	672	262,591
Stockland	1,095,077	3,856,688
Stride Property Group	65,186	43,965
Tokaido REIT, Inc.	90	66,731
Tokyu REIT, Inc.	347	445,582
Torunlar Gayrimenkul Yatirim Ortakligi AS	126,910	200,008
Tosei REIT Investment Corp.	40	35,870
United Urban Investment Corp.(2)	1,195	1,254,145
WP Carey, Inc.	62,731	3,936,998
XYMAX REIT Investment Corp.	91	71,574
Ziraat Gayrimenkul Yatirim Ortakligi AS	540,909	347,467
		47,174,552
Health Care REITs — 10.2%
Aedifica SA	21,610	1,633,561
American Healthcare REIT, Inc.	41,803	1,460,597
Assura PLC	170,378	113,406
CareTrust REIT, Inc.	73,386	2,110,581
Cofinimmo SA(2)	14,429	1,243,134
Community Healthcare Trust, Inc.	7,683	125,540
First Real Estate Investment Trust	441,400	90,955
Health Care & Medical Investment Corp.	177	138,025
HealthCo REIT	170,321	97,771
Healthpeak Properties, Inc.	230,950	4,020,840
LTC Properties, Inc.	17,572	621,873
National Health Investors, Inc.	17,701	1,283,500
Omega Healthcare Investors, Inc.	96,798	3,581,526
Parkway Life Real Estate Investment Trust	171,500	540,925
Primary Health Properties PLC	197	267
Sabra Health Care REIT, Inc.	48,565	848,916
Sila Realty Trust, Inc.	20,945	521,949
Target Healthcare REIT PLC	299,859	402,270
Universal Health Realty Income Trust	399	15,844
Ventas, Inc.	147,006	9,449,546
Vital Healthcare Property Trust	110,958	127,674
Welltower, Inc.	205,722	31,738,790
		60,167,490
Hotel & Resort REITs — 2.1%
Akfen Gayrimenkul Yatirim Ortakligi AS(1)	950,960	48,765
Apple Hospitality REIT, Inc.	75,177	871,301
CapitaLand Ascott Trust	1,230,900	815,166
CDL Hospitality Trusts	326,200	192,102
DiamondRock Hospitality Co.	34,535	263,847
Far East Hospitality Trust	439,900	187,586
Frasers Hospitality Trust	215,600	116,166

Hoshino Resorts REIT, Inc.	255	419,882
Host Hotels & Resorts, Inc.	231,594	3,587,391
Ichigo Hotel REIT Investment Corp.	62	52,662
Invincible Investment Corp.	2,576	1,096,162
Japan Hotel REIT Investment Corp.	2,446	1,267,583
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(1)	123,295	30,675
Nippon Hotel & Residential Investment Corp.	50	23,109
Ryman Hospitality Properties, Inc.	19,307	1,874,903
Sunstone Hotel Investors, Inc.	82,747	741,413
Xenia Hotels & Resorts, Inc.	38,137	466,416
		12,055,129
Industrial REITs — 16.3%
AIMS APAC REIT	235,150	237,143
Americold Realty Trust, Inc.	95,694	1,585,650
CapitaLand Ascendas REIT	1,461,000	2,998,288
Centuria Industrial REIT	243,699	484,127
CRE Logistics REIT, Inc.	236	242,380
Dexus Industria REIT	67,240	123,464
Dream Industrial Real Estate Investment Trust	58,423	475,949
EastGroup Properties, Inc.	18,766	3,181,775
Equites Property Fund Ltd.	375,493	347,975
ESR Kendall Square REIT Co. Ltd.	114,223	362,809
ESR-REIT	232,702	400,264
FIBRA Macquarie Mexico	411,748	675,703
First Industrial Realty Trust, Inc.	42,538	2,102,653
Frasers Logistics & Commercial Trust(2)	1,176,400	725,446
GLP J-Reit	1,792	1,580,766
Goodman Group	839,339	17,802,557
Goodman Property Trust	466,542	532,090
Granite Real Estate Investment Trust	12,294	629,773
Industrial & Infrastructure Fund Investment Corp.	716	586,263
Innovative Industrial Properties, Inc.	11,607	640,939
Japan Logistics Fund, Inc.	1,059	672,945
LaSalle Logiport REIT	797	743,027
Lineage, Inc.(2)	15,158	647,095
LXP Industrial Trust	110,859	951,170
Mapletree Industrial Trust(2)	961,700	1,438,452
Mapletree Logistics Trust(2)	1,355,000	1,166,815
Mitsubishi Estate Logistics REIT Investment Corp.(2)	683	554,305
Mitsui Fudosan Logistics Park, Inc.	1,282	904,686
Montea NV	4,654	343,877
Nippon Prologis REIT, Inc.	2,649	1,415,294
Prologis Property Mexico SA de CV	625,358	2,385,878
Prologis, Inc.	299,731	32,550,787
Rexford Industrial Realty, Inc.	72,939	2,570,370
Reysas Gayrimenkul Yatirim Ortakligi AS(1)	202,336	66,413
Sabana Industrial Real Estate Investment Trust	41,000	11,912
Segro PLC	525,593	4,942,786
SOSiLA Logistics REIT, Inc.	282	215,336
STAG Industrial, Inc.	60,762	2,161,912
Terreno Realty Corp.	36,600	2,064,972
Tritax Big Box REIT PLC	867,769	1,719,416
Urban Logistics REIT PLC(2)	199,089	428,832

Warehouse REIT PLC	217,719	295,330
Warehouses De Pauw CVA	80,088	1,953,844
		95,921,468
Multi-Family Residential REITs — 9.1%
Adra Gayrimenkul Yatirim Ortakligi AS(1)	29,312	20,935
Advance Residence Investment Corp.	1,188	1,220,612
Altarea SCA	2,626	306,605
AvalonBay Communities, Inc.	49,964	10,331,056
Boardwalk Real Estate Investment Trust	10,219	521,766
BSR Real Estate Investment Trust	11,979	157,555
Camden Property Trust	38,438	4,516,081
Canadian Apartment Properties REIT	34,430	1,122,955
Care Property Invest NV	18,398	259,435
Comforia Residential REIT, Inc.	325	639,245
Daiwa Securities Living Investments Corp.	808	527,881
Elme Communities	35,520	570,451
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	934,191	333,248
Empiric Student Property PLC	247,144	321,155
Equity Residential	137,299	9,630,152
Essex Property Trust, Inc.	23,269	6,606,069
European Residential Real Estate Investment Trust	440	811
Home Invest Belgium SA	5,151	116,781
Independence Realty Trust, Inc.	64,082	1,191,284
Ingenia Communities Group	174,486	643,511
InterRent Real Estate Investment Trust	28,872	287,174
Irish Residential Properties REIT PLC	285,855	348,522
Killam Apartment Real Estate Investment Trust	23,499	333,217
Mid-America Apartment Communities, Inc.	38,515	6,033,375
Minto Apartment Real Estate Investment Trust	8,196	85,702
Nippon Accommodations Fund, Inc.	1,310	1,045,478
Social Housing Reit PLC	77,162	72,701
UDR, Inc.	109,614	4,541,308
UNITE Group PLC	164,946	1,917,180
Xior Student Housing NV	24	813
		53,703,058
Office REITs — 4.9%
Alexandria Real Estate Equities, Inc.	57,296	4,021,606
Allied Properties Real Estate Investment Trust	31	357
alstria office REIT-AG	14,242	93,792
AREIT, Inc.	309,810	222,385
Brookfield India Real Estate Trust	17,375	62,148
Champion REIT	510,000	130,596
COPT Defense Properties	15,765	432,749
Cousins Properties, Inc.	34,124	957,861
Daiwa Office Investment Corp.(2)	348	728,896
Derwent London PLC	51,704	1,373,982
Dexus	406,624	1,836,468
Embassy Office Parks REIT	562,740	2,509,779
GDI Property Group Partnership	63,079	28,054
Gecina SA	34,512	3,798,763
Global One Real Estate Investment Corp.	144	124,425
Great Portland Estates PLC	180,146	822,044
Halk Gayrimenkul Yatirim Ortakligi AS	49,466	3,234
Ichigo Office REIT Investment Corp.	133	79,530
Inmobiliaria Colonial Socimi SA(2)	106,400	740,859

Japan Excellent, Inc.	470	426,546
Japan Prime Realty Investment Corp.	314	783,438
Japan Real Estate Investment Corp.	2,585	2,098,816
JR Global Reit	108,884	219,260
Keppel REIT	972,400	640,007
Mindspace Business Parks REIT	130,248	601,446
Mori Hills REIT Investment Corp.	620	562,100
NET Lease Office Properties(1)(2)	4,423	138,042
Nippon Building Fund, Inc.	3,423	3,128,258
NSI NV(2)	8,152	211,099
Orix JREIT, Inc.	1,114	1,384,653
Postal Realty Trust, Inc., Class A	4,819	66,695
Precinct Properties Group(2)	414,405	287,312
Real Commercial REIT, Inc.	1,384,500	163,298
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	942,394	44,972
Workspace Group PLC	47,067	264,902
		28,988,372
Other Specialized REITs — 5.2%
Arena REIT	180,524	436,438
Automotive Properties Real Estate Investment Trust	4,878	38,922
Charter Hall Social Infrastructure REIT	148,626	283,615
Farmland Partners, Inc.	10,621	120,230
Four Corners Property Trust, Inc.	34,363	948,762
Gaming & Leisure Properties, Inc.	87,768	4,098,766
Iron Mountain, Inc.	98,636	9,736,360
Koramco Life Infra Reit Co. Ltd.	13,295	42,285
Lamar Advertising Co., Class A	30,815	3,714,440
Rural Funds Trust(2)	75,718	85,638
VICI Properties, Inc.	347,612	11,022,776
		30,528,232
Retail REITs — 16.6%
Acadia Realty Trust	8,618	165,983
AEON REIT Investment Corp.	617	536,032
Agree Realty Corp.	35,684	2,687,005
BWP Trust	253,307	578,272
CapitaLand Integrated Commercial Trust	2,491,666	4,035,927
Carmila SA	48,164	1,020,755
Charter Hall Retail REIT	236,213	599,925
Choice Properties Real Estate Investment Trust	72,303	788,702
Crombie Real Estate Investment Trust	18,992	204,956
CT Real Estate Investment Trust	23,889	276,951
Curbline Properties Corp.	35,400	803,226
Eurocommercial Properties NV	15,703	488,827
Federal Realty Investment Trust	27,716	2,646,324
First Capital Real Estate Investment Trust	43,635	564,376
Frasers Centrepoint Trust(2)	430,629	734,623
Frontier Real Estate Investment Corp.	1,240	709,835
Fukuoka REIT Corp.	298	339,783
Getty Realty Corp.	15,909	465,497
Hamborner REIT AG(1)	83,104	621,059
HMC Capital Ltd.	102,373	333,167
HomeCo Daily Needs REIT	711,642	584,983
Hyprop Investments Ltd.(2)	191,737	469,659
IGB Real Estate Investment Trust	798,200	434,925
InvenTrust Properties Corp.	22,050	619,384

Japan Metropolitan Fund Invest	1,093	748,231
Kimco Realty Corp.	208,948	4,442,234
Kite Realty Group Trust	73,083	1,616,596
Klepierre SA	161,402	6,318,495
Lendlease Global Commercial REIT(2)	638,054	234,998
Link REIT	1,124,211	5,949,588
LOTTE REIT Co. Ltd.	92,877	250,386
Mercialys SA	91,498	1,149,509
NETSTREIT Corp.	23,256	374,422
NewRiver REIT PLC	116,028	124,943
Nexus Select Trust	85,978	135,526
NNN REIT, Inc.	60,866	2,541,764
Pavilion Real Estate Investment Trust	822,900	283,953
Phillips Edison & Co., Inc.	40,224	1,426,343
Primaris Real Estate Investment Trust	19,640	219,534
Realty Income Corp.	289,514	16,392,283
Regency Centers Corp.	62,711	4,524,599
Region RE Ltd.	468,328	715,802
Resilient REIT Ltd.(2)	154,613	528,663
Retail Estates NV(1)	5,726	420,273
RioCan Real Estate Investment Trust	61,759	780,341
Ronesans Gayrimenkul Yatirim AS(1)	26,421	82,063
Sasseur Real Estate Investment Trust	158,400	77,361
Scentre Group	375,861	889,927
Shaftesbury Capital PLC	635,476	1,261,612
Simon Property Group, Inc.	103,825	16,930,743
SITE Centers Corp.	11,877	141,574
SmartCentres Real Estate Investment Trust	29,882	563,084
Starhill Global REIT	512,500	200,508
Sunway Real Estate Investment Trust	726,900	345,091
Supermarket Income REIT PLC	444,780	491,977
Tanger, Inc.	35,632	1,061,834
Unibail-Rodamco-Westfield	10,597	1,005,022
Urban Edge Properties	9,455	171,703
Vastned NV	1,209	43,007
Vicinity Ltd.	1,672,006	2,655,491
Vukile Property Fund Ltd.	617,155	688,229
Waypoint REIT Ltd.	303,385	508,560
Wereldhave NV	15,537	306,596
		97,313,041
Self Storage REITs — 5.9%
Big Yellow Group PLC	83,300	1,120,154
CubeSmart	74,303	3,177,196
Extra Space Storage, Inc.	73,558	11,118,292
National Storage REIT	613,669	913,981
Public Storage	54,895	16,930,167
Safestore Holdings PLC	84,139	745,441
Shurgard Self Storage Ltd.	17,852	727,144
Stor-Age Property REIT Ltd.	94,822	84,127
		34,816,502
Single-Family Residential REITs — 3.4%
American Homes 4 Rent, Class A	104,990	3,973,871
Equity LifeStyle Properties, Inc.	61,028	3,879,550
Flagship Communities REIT	862	15,663
Invitation Homes, Inc.	191,053	6,438,486

PRS REIT PLC	220,200	344,587
Sun Communities, Inc.	40,907	5,049,560
UMH Properties, Inc.	25,018	420,052
		20,121,769
Telecom Tower REITs — 9.5%
American Tower Corp.	155,587	33,396,750
Crown Castle, Inc.	141,441	14,193,604
SBA Communications Corp.	36,401	8,441,028
		56,031,382
TOTAL COMMON STOCKS (Cost $580,125,158)		586,908,466
RIGHTS — 0.0%
Industrial REITs — 0.0%
ESR Kendall Square REIT Co. Ltd.(1) (Cost $—)	17,689	833
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	550,940	550,940
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,353,911	4,353,911
TOTAL SHORT-TERM INVESTMENTS (Cost $4,904,851)		4,904,851
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $585,030,009)		591,814,150
OTHER ASSETS AND LIABILITIES — (0.5)%		(3,007,084)
TOTAL NET ASSETS — 100.0%		$588,807,066

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,503,117. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,109,079, which includes securities collateral of $6,755,168.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$48,747,873	$1,339,598	—
Diversified REITs	7,771,263	39,403,289	—
Health Care REITs	55,779,502	4,387,988	—
Hotel & Resort REITs	7,805,271	4,249,858	—
Industrial REITs	48,457,323	47,464,145	—
Multi-Family Residential REITs	43,419,776	10,283,282	—
Office REITs	5,616,953	23,371,419	—
Other Specialized REITs	29,641,334	886,898	—
Retail REITs	57,011,514	40,301,527	—
Self Storage REITs	31,225,655	3,590,847	—
Single-Family Residential REITs	19,761,519	360,250	—
Other REITs	56,031,382	—	—
Rights	—	833	—
Short-Term Investments	4,904,851	—	—
	$416,174,216	$175,639,934	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.